Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Inventory [Abstract]
INVENTORY

NOTE 14 – INVENTORY

Inventory consisted of the following as of:

	September 30, 2025	December 31, 2024

Raw materials (includes goods in transit $981,039 (December 31, 2024: $969,959)]	8,198,802	4,461,898
Work-in-progress	1,661,914	1,436,250
Finished goods	10,175,289	4,308,750
	20,036,005	10,206,898

NOTE 15 – INVENTORY

Inventory for the year ended consisted of the following as on:

	December 31, 2024	December 31, 2023

Raw materials (includes goods in transit $969,959 (December 31, 2023: $233,888)]	4,461,898	1,509,135
Work-in-progress	1,436,250	533,108
Finished goods	4,308,750	4,975,670
	10,206,898	7,017,913